Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Series A redeemable convertible preferred stock	Dec. 31, 2011 Series B redeemable convertible preferred stock	Dec. 31, 2011 Series C redeemable convertible preferred stock	Dec. 31, 2011 Series D redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized				4,775,000	11,171,000	8,300,000	9,970,000
Redeemable convertible preferred stock, shares issued				1,806,000	3,981,000	3,023,000	2,692,000
Redeemable convertible preferred stock, shares outstanding				1,806,000	3,981,000	3,023,000	2,692,000
Redeemable convertible preferred stock, liquidation preference (in dollars)				$ 955,000	$ 30,280,000	$ 40,370,000	$ 37,425,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	300,000,000	300,000,000	45,000,000
Common stock, shares issued	18,625,000	18,325,000	1,399,000
Common stock, shares outstanding	18,625,000	18,325,000	1,399,000